Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings per Share

15. Earnings per Share

Basic and diluted net earnings per share for each of the years presented are calculated as follows:

	December 31, 2025	December 31, 2024
	US$	US$
Numerator:
Net (loss) profit attributable to Class A and B common shareholders – basic and diluted	(1,903,908)	286,142

Denominator:
Weighted average number of shares of Class A and B common shares outstanding – basic and diluted	11,158,314	9,589,315
(Loss) Profit per share attributable to Class A and B common shareholders – basic and diluted	(0.17)	0.03

Basic (loss) profit per share is computed using the weighted average number of common shares outstanding during the year. Diluted loss per share is the same as basic loss per share as the inclusion of potentially dilutive securities would be anti-dilutive due to the net loss incurred.